ACCOUNTS RECEIVABLE, NET - Schedule of the Movement in the allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Balance at the beginning of the year	¥ 57,612	$ 8,238	¥ 24,743	¥ 47,962
Provision for expected credit losses	175,179	25,051	285,916	474,172
Write-offs charged against the allowance for credit losses	(133,369)	(19,072)	(253,047)	(497,391)
Balance at the end of the year	¥ 99,422	$ 14,217	¥ 57,612	¥ 24,743